UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-05848

                                         The Gabelli Value 25 Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                       Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Value 25 Fund Inc.

Annual Report — December 31, 2016

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi
Chief Investment Officer	Co-Chief Investment Officer
BA, Williams College MBA, Columbia Business School

To Our Shareholders,

For the year ended December 31, 2016, the net asset value (“NAV”) per Class A Share of The Gabelli Value 25 Fund Inc. increased 11.6% compared with increases of 12.0% and 16.4% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2016.

Performance Discussion (Unaudited)

While 2016 was marred by continued unrest in the Middle East and terrorist incidents around the world, the polarizing U.S. election captivated and dominated the national political conscience. The rise in the market since November 8 has the potential to rank as the largest market post-election move for a new President since the 1961 inauguration of JFK. The so-called Trump rally has been fueled by the potential for increased fiscal stimulus, lower corporate and individual taxes, and deregulation.

The fourth quarter saw several interrelated macroeconomic shifts already in motion before the election that were accentuated by its aftermath: higher interest rates, a stronger dollar, and increased inflation expectations. The ten year Treasury note rose from a low of 1.4% in July to 2.5%, while the dollar strengthened against its trade-weighted basket by about 5% over the same time frame.

We are fundamentally bottom up stock pickers. We have chosen to focus on the companies in a subset of industries in which sustainable competitive advantages can be cultivated. Volatile and unpredictable crude prices, for example, are reasons we tend to avoid the energy sector and gravitate to less commoditized industries. Second, we are value investors. Our contribution to the body of work begun by Benjamin Graham and David Dodd has been the concept of Private Market Value (PMV) with a Catalyst® - we seek businesses selling in the public markets at a substantial discount to their PMVs and for which we can identity one or more events that will narrow that discount. We tend to gravitate toward hard assets and cash flow and away from visions of grandeur that may or may not occur in the future.

A large contributor to performance in 2016 was CBS Corp. (7.7% of net assets as of December 31, 2016), which, despite terminating a potential tie-up with Viacom (5.7%), continued to perform very well as a standalone content company under CEO Leslie Moonves. Time Warner (2.5%), another contributor to performance, agreed to be acquired by AT&T for $107.50 in cash and the stock. Companies exposed to infrastructure investment such as Xylem (2.0%), aerospace and defense spending such as Crane Co (1.8%) and Honeywell (2.7%), and improving energy fundamentals such as Circor (2.0%) and National Fuel Gas (2.7%) performed well.

Detractors from performance included U.S. media companies Viacom, whose share price dove after the merger with CBS was terminated, and AMC Networks (1.1%), that weakened on lower ratings. Mexico based Grupo Televisa (1.1%) and Fomento Economico (“Femsa”) (1.1%) suffered over concerns about the peso and the outlook for Mexican growth under President Trump. Another detractor to performance was Liberty Interactive (1.1%), the owner of multichannel shopping network QVC, which suffered its first quarterly sales decline in the U.S. in nearly seven years.

Thank you for your investment in The Gabelli Value 25 Fund.

We appreciate your confidence and trust.

Comparative Results

Average Annual Returns through December 31, 2016 (a) (Unaudited)					Since
	1 Year	5 Year	10 Year	15 Year	Inception (9/29/89)
Class A (GABVX)	11.57%	9.83%	5.37%	6.47%	10.15%
With sales charge (b)	5.15	8.54	4.74	6.05	9.91
S&P 500 Index	11.96	14.66	6.95	6.69	9.38
Dow Jones Industrial Average	16.37	12.86	7.48	7.26	10.28
Nasdaq Composite Index	8.92	17.16	9.58	8.13	9.33
Class AAA (GVCAX)	11.60	9.84	5.37	6.48	10.15
Class C (GVCCX)	10.77	9.03	4.59	5.68	9.65
With contingent deferred sales charge (c)	9.77	9.03	4.59	5.68	9.65
Class I (GVCIX)	11.91	10.12	5.62	6.64	10.25

In the current prospectuses dated April 29, 2016, the gross expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively and effective October 1, 2016, the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.39%, 1.39%, 2.14% and 1.00%, respectively. See page 10 for the expense ratios for the year ended December 31, 2016. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class A Share NAVs are used to calculate performance for the periods prior to the issuance of Class AAA Shares on April 30, 2010, Class C Shares on March 15, 2000, and the Class I Shares on January 11, 2008. The actual performance of the Class C Shares would have been lower due to the additional fees and expenses associated with this class of shares. The actual performance of the Class AAA Shares and Class I Shares would have been higher due to lower expenses related to these classes of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

THE GABELLI VALUE 25 FUND INC. (CLASS A SHARES) AND S&P 500 INDEX (Unaudited)

*

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Gabelli Value 25 Fund Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from July 1, 2016 through December 31, 2016	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2016.

	Beginning Account Value 07/01/16	Ending Account Value 12/31/16	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Value 25 Fund Inc.
Actual Fund Return
Class AAA	$1,000.00	$1,046.10	1.38%	$ 7.10
Class A	$1,000.00	$1,045.40	1.38%	$ 7.10
Class C	$1,000.00	$1,041.90	2.13%	$10.93
Class I	$1,000.00	$1,047.70	1.05%	$ 5.40
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.20	1.38%	$ 7.00
Class A	$1,000.00	$1,018.20	1.38%	$ 7.00
Class C	$1,000.00	$1,014.43	2.13%	$10.79
Class I	$1,000.00	$1,019.86	1.05%	$ 5.33

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2016:

The Gabelli Value 25 Fund Inc.

Entertainment	15.4%
Broadcasting	10.8%
Cable and Satellite	9.8%
Financial Services	8.6%
Consumer Products	5.5%
Environmental Services	5.0%
Diversified Industrial	4.9%
Food and Beverage	4.8%
Electronics	3.2%
Equipment and Supplies	3.2%
Metals and Mining	3.2%
Business Services	2.8%
Automotive: Parts and Accessories	2.8%
Energy and Utilities	2.7%
Machinery	2.6%
Aerospace	2.1%
Hotels and Gaming	2.0%

Consumer Services	1.7%
Specialty Chemicals	1.5%
Wireless Communications	1.4%
Retail	1.3%
Automotive	1.1%
Building and Construction	1.0%
Telecommunications	0.7%
Communications Equipment	0.6%
Real Estate	0.4%
Computer Software and Services	0.4%
Publishing	0.4%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Value 25 Fund Inc.

Schedule of Investments — December 31, 2016

Shares		Cost	Market Value
	COMMON STOCKS — 99.9%
	Aerospace — 2.1%
290,000	Aerojet Rocketdyne Holdings Inc.†	$2,164,160	$5,205,500
500,000	Rolls-Royce Holdings plc	3,743,703	4,116,241
23,000,000	Rolls-Royce Holdings plc, Cl. C†	28,235	28,345

		5,936,098	9,350,086

	Automotive — 1.1%
160,000	Navistar International Corp.†	4,437,907	5,019,200

	Automotive: Parts and Accessories — 2.8%
101,000	Genuine Parts Co.	2,492,920	9,649,540
10,000	O’Reilly Automotive Inc.†	1,318,768	2,784,100

		3,811,688	12,433,640

	Broadcasting — 10.8%
531,500	CBS Corp., Cl. A, Voting	10,245,079	34,361,475
7,000	Liberty Broadband Corp., Cl. A†	314,951	507,220
72,000	Liberty Broadband Corp., Cl. C†	2,116,467	5,333,040
7,000	Liberty Media Corp.- Liberty Media, Cl. A†	8,210	219,450
7,000	Liberty Media Corp.- Liberty Media, Cl. C†	7,231	219,310
110,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	277,166	3,731,200
188,000	MSG Networks Inc., Cl. A†	174,129	4,042,000

		13,143,233	48,413,695

	Building and Construction — 1.0%
108,000	Johnson Controls International plc	2,362,282	4,448,520

	Business Services — 2.8%
85,000	Blucora Inc.†	786,196	1,253,750
125,000	Internap Corp.†	706,460	192,500
10,000	Liberty Expedia Holdings Inc., Cl. A†	126,031	396,700
80,000	Macquarie Infrastructure Corp.	3,025,635	6,536,000
40,000	MasterCard Inc., Cl. A	851,864	4,130,000

		5,496,186	12,508,950

	Cable and Satellite — 9.8%
98,000	AMC Networks Inc., Cl. A†	808,579	5,129,320
3,300	Cable One Inc.	864,517	2,051,709
100,000	Comcast Corp., Cl. A	2,772,625	6,905,000
162,000	DISH Network Corp., Cl. A†	4,238,155	9,384,660
126,000	EchoStar Corp., Cl. A†	3,962,410	6,475,140
165,000	Liberty Global plc, Cl. A†	2,957,046	5,047,350
45,000	Liberty Global plc, Cl. C†	448,934	1,336,500
8,984	Liberty Global plc LiLAC, Cl. A†	201,024	197,289
6,987	Liberty Global plc LiLAC, Cl. C†	120,256	147,915
113,000	Rogers Communications Inc., Cl. B	1,425,817	4,359,540

Shares		Cost	Market Value
43,000	Scripps Networks Interactive Inc., Cl. A	$1,317,115	$3,068,910

		19,116,478	44,103,333

	Communications Equipment — 0.6%
60,000	Loral Space & Communications Inc.†	3,112,101	2,463,000

	Computer Software and Services — 0.4%
3,100	CommerceHub Inc., Cl. A†	13,090	46,531
6,200	CommerceHub Inc., Cl. C†	26,181	93,186
55,000	eBay Inc.†	1,079,263	1,632,950

		1,118,534	1,772,667

	Consumer Products — 5.5%
105,000	Edgewell Personal Care Co.†	5,847,448	7,663,950
44,000	Energizer Holdings Inc.	627,767	1,962,840
479,000	Swedish Match AB	7,301,619	15,236,560

		13,776,834	24,863,350

	Consumer Services — 1.7%
253,000	Liberty Interactive Corp. QVC Group, Cl. A†	3,489,426	5,054,940
70,000	Rollins Inc.	136,217	2,364,600

		3,625,643	7,419,540

	Diversified Industrial — 4.9%
39,200	Ampco-Pittsburgh Corp.	223,843	656,600
109,000	Crane Co.	3,063,131	7,861,080
56,000	Griffon Corp.	654,570	1,467,200
105,000	Honeywell International Inc.	2,497,425	12,164,250

		6,438,969	22,149,130

	Electronics — 3.2%
510,000	Sony Corp., ADR	9,005,410	14,295,300

	Energy and Utilities — 2.7%
200,000	GenOn Energy Inc., Escrow†	0	0
217,000	National Fuel Gas Co.	9,592,213	12,290,880

		9,592,213	12,290,880

	Entertainment — 15.4%
40,000	Discovery Communications Inc., Cl. A†	369,758	1,096,400
111,000	Discovery Communications Inc., Cl. C†	1,195,145	2,972,580
230,000	Grupo Televisa SAB, ADR	2,205,109	4,804,700
5,000	Liberty Media Corp. - Liberty Braves, Cl. A†	7,979	102,450
61,940	Liberty Media Corp. - Liberty Braves, Cl. C†	790,185	1,275,344
83,000	The Madison Square Garden Co, Cl. A†	1,488,313	14,235,330
115,000	Time Warner Inc.	5,236,727	11,100,950

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — December 31, 2016

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
200,000	Twenty-First Century Fox Inc., Cl. A	$2,554,928	$5,608,000
83,000	Twenty-First Century Fox Inc., Cl. B	2,633,315	2,261,750
663,000	Viacom Inc., Cl. A	20,415,589	25,525,500

		36,897,048	68,983,004

	Environmental Services — 5.0%
314,000	Republic Services Inc.	6,099,994	17,913,700
60,000	Waste Connections Inc.	2,994,272	4,715,400

		9,094,266	22,629,100

	Equipment and Supplies — 3.2%
141,000	CIRCOR International Inc.	2,345,926	9,148,080
49,000	Federal Signal Corp.	722,258	764,890
90,000	Flowserve Corp.	528,443	4,324,500

		3,596,627	14,237,470

	Financial Services — 8.6%
182,000	American Express Co.	4,778,180	13,482,560
110,000	H&R Block Inc.	2,265,108	2,528,900
105,000	Legg Mason Inc.	3,014,484	3,140,550
275,000	The Bank of New York Mellon Corp.	8,760,102	13,029,500
117,000	Wells Fargo & Co.	3,962,709	6,447,870

		22,780,583	38,629,380

	Food and Beverage — 4.8%
117,000	Diageo plc, ADR	4,496,442	12,160,980
62,000	Fomento Economico Mexicano SAB de CV, ADR	745,980	4,725,020
105,000	Mondelēz International Inc., Cl. A.	2,924,013	4,654,650

		8,166,435	21,540,650

	Hotels and Gaming — 2.0%
145,000	Ryman Hospitality Properties Inc.	4,623,522	9,136,450

	Machinery — 2.6%
110,000	CNH Industrial NV, Borsa Italiana, Brsaltaliana	990,523	957,020
183,744	CNH Industrial NV, New York, New York	1,331,785	1,596,735

Shares		Cost	Market Value
181,000	Xylem Inc.	$4,511,431	$8,963,120

		6,833,739	11,516,875

	Metals and Mining — 3.2%
416,000	Newmont Mining Corp.	8,449,101	14,173,120

	Publishing — 0.4%
140,000	News Corp., Cl. B	2,152,181	1,652,000

	Real Estate — 0.4%
62,390	Griffin Industrial Realty Inc.	1,082,139	1,979,635

	Retail — 1.3%
55,000	CST Brands Inc.	1,699,741	2,648,250
40,000	CVS Health Corp.	1,584,414	3,156,400

		3,284,155	5,804,650

	Specialty Chemicals — 1.5%
10,000	Ashland Global Holdings Inc.	1,108,102	1,092,900
30,000	Chemtura Corp.†	662,282	996,000
40,000	International Flavors & Fragrances Inc.	3,498,169	4,713,200

		5,268,553	6,802,100

	Telecommunications — 0.7%
114,000	Telephone & Data Systems Inc.	2,529,005	3,291,180

	Wireless Communications — 1.4%
62,000	T-Mobile US Inc.†	2,148,621	3,565,620
63,000	United States Cellular Corp.†	2,848,866	2,754,360

		4,997,487	6,319,980

	TOTAL COMMON STOCKS	220,728,417	448,226,885

	TOTAL INVESTMENTS — 99.9%	$220,728,417	448,226,885

	Other Assets and Liabilities (Net) — 0.1%		669,294

	NET ASSETS — 100.0%		$448,896,179

†	Non-income producing security.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Assets and Liabilities

December 31, 2016

Assets:
Investments, at value (cost $220,728,417)	$448,226,885
Receivable for investments sold	1,865,493
Receivable for Fund shares sold	114,270
Receivable from Adviser	3,395
Dividends receivable	792,234
Prepaid expenses	34,770

Total Assets	451,037,047

Liabilities:
Payable to custodian	790,089
Payable for investments purchased	110,255
Payable for Fund shares redeemed	583,033
Payable for investment advisory fees	387,802
Payable for distribution fees	94,308
Payable for accounting fees	7,500
Other accrued expenses	167,881

Total Liabilities	2,140,868

Net Assets
(applicable to 30,806,819 shares outstanding)	$448,896,179

Net Assets Consist of:
Paid-in capital	$223,600,568
Accumulated distributions in excess of net realized gains on investments and foreign currency transactions	(2,202,857)
Net unrealized appreciation on investments	227,498,468

Net Assets	$448,896,179

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($4,103,137 ÷ 280,890 shares outstanding; 50,000,000 shares authorized)	$14.61
Class A:
Net Asset Value and redemption price per share ($386,700,087 ÷ 26,371,130 shares outstanding; 100,000,000 shares authorized)	$14.66
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$15.55
Class C:
Net Asset Value and offering price per share ($11,170,647 ÷ 949,447 shares outstanding; 50,000,000 shares authorized)	$11.77	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($46,922,308 ÷ 3,205,352 shares outstanding; 50,000,000 shares authorized)	$14.64

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended December 31, 2016

Investment Income:
Dividends (net of foreign withholding taxes of $488,910)	$8,964,273
Interest	7,974

Total Investment Income	8,972,247

Expenses:
Investment advisory fees	4,755,604
Distribution fees - Class AAA	11,219
Distribution fees - Class A	1,027,998
Distribution fees - Class C	120,825
Shareholder services fees	259,994
Directors’ fees	90,190
Shareholder communications expenses	76,524
Legal and audit fees	68,008
Registration expenses	66,283
Custodian fees	64,376
Accounting fees	45,000
Interest expense	5,626
Miscellaneous expenses	42,684

Total Expenses	6,634,331

Less:
Expense reimbursements (See Note 3)	(11,790)
Expenses paid indirectly by broker (See Note 6)	(4,760)

Total Reimbursements	(16,550)

Net Expenses	6,617,781

Net Investment Income	2,354,466

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	34,552,582
Net realized loss on foreign currency transactions	(14,812)

Net realized gain on investments and foreign currency transactions	34,537,770

Net change in unrealized appreciation:
on investments	14,257,518
on foreign currency translations	106

Net change in unrealized appreciation on investments and foreign currency translations	14,257,624

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	48,795,394

Net Increase in Net Assets Resulting from Operations	$51,149,860

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015
Operations:
Net investment income	$2,354,466	$521,648
Net realized gain on investments and foreign currency transactions	34,537,770	86,001,954
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	14,257,624	(145,648,122)

Net Increase/(Decrease) in Net Assets Resulting from Operations	51,149,860	(59,124,520)

Distributions to Shareholders:
Net investment income
Class AAA	(18,055)	(1,515)
Class A	(1,742,121)	(304,374)
Class I	(342,634)	(243,610)

	(2,102,810)	(549,499)

Net realized gain
Class AAA	(270,308)	(673,081)
Class A	(25,578,994)	(64,632,059)
Class C	(899,588)	(2,390,284)
Class I	(3,051,374)	(9,728,882)

	(29,800,264)	(77,424,306)

Total Distributions to Shareholders	(31,903,074)	(77,973,805)

Capital Share Transactions:
Class AAA	(557,067)	(1,640,576)
Class A	(58,452,721)	(21,132,181)
Class C	(2,464,170)	(2,003,974)
Class I	(18,927,012)	(57,582,859)

Net Decrease in Net Assets from Capital Share Transactions	(80,400,970)	(82,359,590)

Redemption Fees	222	—

Net Decrease in Net Assets	(61,153,962)	(219,457,915)
Net Assets:
Beginning of year	510,050,141	729,508,056

End of year (including undistributed net investment income of $0 and $0, respectively)	$448,896,179	$510,050,141

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets / Supplemental Data
			Net
			Realized
			and						Net Asset
	Net Asset	Net	Unrealized			Net						Net	Operating	Operating
	Value,	Investment	Gain (Loss)	Total from	Net	Realized			Value,		Net Assets	Investment	Expenses	Expenses	Portfolio
Year Ended	Beginning	Income	on	Investment	Investment	Gain on	Total	Redemption	End of	Total	End of Year	Income	Before	Net of	Turnover
December 31	of Year	(Loss)(a)	Investments	Operations	Income	Investments	Distributions	Fees (a)(b)	Year	Return†	(in 000’s)	(Loss)	Reimbursement	Reimbursement	Rate
Class AAA
2016	$14.07	$ 0.07	$ 1.57	$ 1.64	$(0.07)	$(1.03)	$(1.10)	$0.00	$14.61	11.6%	$4,103	0.48%	1.40%	1.40%(c)	2%
2015	18.23	0.01	(1.72)	(1.71)	(0.01)	(2.44)	(2.45)	—	14.07	(9.5)	4,492	0.05	1.39	1.39(c)	3
2014	19.71	0.02	0.34	0.36	(0.03)	(1.81)	(1.84)	0.00	18.23	1.7	7,321	0.12	1.38	1.38	23
2013	15.21	0.03	4.98	5.01	(0.04)	(0.47)	(0.51)	0.00	19.71	33.1	7,174	0.16	1.39	1.39(d)	9
2012	13.87	0.14	2.20	2.34	(0.14)	(0.86)	(1.00)	0.00	15.21	17.0	1,192	0.92	1.42	1.42	3
Class A
2016	$14.12	$ 0.07	$ 1.57	$ 1.64	$(0.07)	$(1.03)	$(1.10)	$0.00	$14.66	11.6%	$386,700	0.48%	1.40%	1.40%(c)	2%
2015	18.29	0.01	(1.73)	(1.72)	(0.01)	(2.44)	(2.45)	—	14.12	(9.5)	427,905	0.07	1.39	1.39(c)	3
2014	19.78	0.02	0.33	0.35	(0.03)	(1.81)	(1.84)	0.00	18.29	1.6	563,876	0.11	1.38	1.38	23
2013	15.24	0.03	5.00	5.03	(0.02)	(0.47)	(0.49)	0.00	19.78	33.2	635,817	0.18	1.39	1.39(d)	9
2012	13.89	0.13	2.21	2.34	(0.13)	(0.86)	(0.99)	0.00	15.24	17.0	494,048	0.85	1.42	1.42	3
Class C
2016	$11.55	$(0.03)	$ 1.28	$ 1.25	—	$(1.03)	$(1.03)	$0.00	$11.77	10.8%	$11,171	(0.27)%	2.15%	2.15%(c)	2%
2015	15.55	(0.10)	(1.46)	(1.56)	—	(2.44)	(2.44)	—	11.55	(10.2)	13,317	(0.69)	2.14	2.14(c)	3
2014	17.18	(0.11)	0.29	0.18	—	(1.81)	(1.81)	0.00	15.55	0.9	19,395	(0.64)	2.13	2.13	23
2013	13.37	(0.09)	4.37	4.28	—	(0.47)	(0.47)	0.00	17.18	32.2	23,912	(0.58)	2.14	2.14(d)	9
2012	12.30	0.02	1.95	1.97	$(0.04)	(0.86)	(0.90)	0.00	13.37	16.1	8,914	0.12	2.17	2.17	3
Class I
2016	$14.10	$0.12	$ 1.57	$ 1.69	$(0.12)	$(1.03)	$(1.15)	$0.00	$14.64	11.9%	$46,922	0.79%	1.15%	1.13%(c)(e)	2%
2015	18.28	0.05	(1.73)	(1.68)	(0.06)	(2.44)	(2.50)	—	14.10	(9.3)	64,336	0.28	1.14	1.14(c)	3
2014	19.76	0.07	0.34	0.41	(0.08)	(1.81)	(1.89)	0.00	18.28	2.0	138,916	0.33	1.13	1.13	23
2013	15.22	0.06	5.02	5.08	(0.07)	(0.47)	(0.54)	0.00	19.76	33.5	127,347	0.32	1.14	1.14(d)	9
2012	13.88	0.19	2.18	2.37	(0.17)	(0.86)	(1.03)	0.00	15.22	17.2	20,926	1.25	1.17	1.17	3

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2016 and 2015, there was no impact on the expense ratios.
(d)

The ratios do not include a reduction of advisory fee on unsupervised assets for the year ended December 31, 2013. Including such advisory fee reduction on unsupervised assets, the ratios of operating expenses to average net assets would have been 1.40% and 1.40% (Class AAA and Class A), 2.15% (Class C), and 1.15% (Class I), respectively. For the years ended December 31, 2016, 2015, 2014, and 2012, the effect was minimal.

(e)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund of $11,790 for the year ended December 31, 2016.

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements

1. Organization. The Gabelli Value 25 Fund Inc. was incorporated on July 20, 1989 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$9,321,741	$28,345	—	$ 9,350,086
Energy and Utilities	12,290,880	—	$ 0	12,290,880
Other Industries (a)	426,585,919	—	—	426,585,919
Total Common Stocks	448,198,540	28,345	0	448,226,885
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$448,198,540	$28,345	$ 0	$448,226,885

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the year ended December 31, 2016.

The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, facts to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Continued)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2016, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Continued)

amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. Permanent differences were primarily due to foreign currency transactions and tax equalization utilized. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2016, reclassifications were made to decrease accumulated net investment income by $251,656 and decrease accumulated net realized gain on investments and foreign currency transactions by $3,936,292, with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the years ended December 31, 2016 and 2015 was as follows:

	Year Ended December 31, 2016*	Year Ended December 31, 2015
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$2,339,654	$2,263,281
Net long term capital gains	33,751,367	75,710,524

Total distributions paid	$36,091,021	$77,973,805

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Continued)

As of December 31, 2016, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$225,295,611

At December 31, 2016, the temporary differences between book basis and tax basis net unrealized appreciation on investments were primarily due to deferral of losses from wash sales for tax purposes and tax basis adjustments on investments in real estate investment trusts.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2016:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$222,931,274	$232,489,387	$(7,193,776)	$225,295,611

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2016, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Effective October 1, 2016, the Adviser contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class I Shares to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2018 at no more than 1.00% of the value of its average daily net assets. For the year ended December 31, 2016, the Adviser reimbursed the Fund in the amount of $11,790. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets for Class I. The agreement is renewable annually.

For the year ended December 31, 2016, expiring December 31, 2019	$11,790

The Fund pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee and the Lead Director each receives an annual fee of $2,000 per year. The Chairman of the

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Continued)

Nominating Committee and Proxy Voting Committee each receives an annual fee of $2,500. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2016, other than short term securities and U.S. Government obligations, aggregated $11,038,655 and $119,275,230. respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2016, the Fund paid $44,508 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $23,930 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the year ended December 31, 2016, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during the year ended December 31, 2016 was $4,760.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the year ended December 31, 2016, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2016 and 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Continued)

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	90,705	$1,375,906	21,176	$378,019
Shares issued upon reinvestment of distributions	19,224	282,208	46,509	660,884
Shares redeemed	(148,285)	(2,215,181)	(150,048)	(2,679,479)

Net decrease	(38,356)	$(557,067)	(82,363)	$(1,640,576)

Class A
Shares sold	415,539	$6,239,344	969,320	$16,990,454
Shares issued upon reinvestment of distributions	1,756,196	25,868,799	4,295,173	61,249,163
Shares redeemed	(6,103,550)	(90,560,864)	(5,788,232)	(99,371,798)

Net decrease	(3,931,815)	$(58,452,721)	(523,739)	$(21,132,181)

Class C
Shares sold	72,672	$877,530	181,043	$2,550,278
Shares issued upon reinvestment of distributions	63,414	749,557	162,960	1,900,108
Shares redeemed	(339,972)	(4,091,257)	(437,822)	(6,454,360)

Net decrease	(203,886)	$(2,464,170)	(93,819)	$(2,003,974)

Class I
Shares sold	1,619,632	$24,438,699	535,508	$9,227,164
Shares issued upon reinvestment of distributions	213,646	3,142,730	627,560	8,936,452
Shares redeemed	(3,190,736)	(46,508,441)	(4,201,091)	(75,746,475)

Net decrease	(1,357,458)	$(18,927,012)	(3,038,023)	$(57,582,859)

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Value 25 Fund Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

The Gabelli Value 25 Fund Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Value 25 Fund Inc. (the “Fund”) as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 28, 2017

The Gabelli Value 25 Fund Inc.

Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Value 25 Fund Inc. at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director[4]

INTERESTED DIRECTORS[3]:

Mario J. Gabelli, CFA Director and Chief Investment Officer Age: 74	Since 1989	31	Chairman, Chief Executive Officer, and Chief Investment Officer–Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer– Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/ Trustee or Chief Investment Officer of other registered investment companies within the Gabelli/GAMCO Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications); Director of RLJ Acquisition Inc. (blank check company) (2011-2012)

INDEPENDENT DIRECTORS[5]:

Anthony J. Colavita Director Age: 81	Since 1989	36	President of the law firm of Anthony J. Colavita, P.C.	—

Robert J. Morrissey Director Age: 77	Since 1989	6	Partner in the law firm of Morrissey, Hawkins & Lynch	Chairman of the Board of Directors, Belmont Savings Bank

Kuni Nakamura Director Age: 48	Since 2016	20	President of Advanced Polymer, Inc. (chemical manufacturing company); President of KEN Enterprises, Inc. (real estate)	—

Anthony R. Pustorino Director Age: 91	Since 1989	13	Certified Public Accountant; Professor Emeritus, Pace University	Director of The LGL Group, Inc. (diversified manufacturing) (2004-2011)

Werner J. Roeder, MD Director Age: 76	Since 2001	23	Practicing private physician; Former Medical Director of Lawrence Hospital (1999-2014)	—

The Gabelli Value 25 Fund Inc.

Additional Fund Information (Continued) (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

OFFICERS:

Bruce N. Alpert President Age: 65	Since 2003	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of registered investment companies within the Gabelli/GAMCO Fund Complex; Senior Vice President of GAMCO Investors, Inc. since 2008; Director of Teton Advisors, Inc., 1998-2012; Chairman of Teton Advisors, Inc., 2008-2010

Andrea R. Mango Secretary Age: 44	Since 2013	Vice President of GAMCO Investors, Inc. since 2016; Counsel of Gabelli Funds, LLC since 2013; Secretary of all registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Vice President of all closed-end funds within the Gabelli/GAMCO Fund Complex since 2014; Corporate Vice President within the Corporate Compliance Department of New York Life Insurance Company, 2011-2013; Vice President and Counsel of Deutsche Bank, 2006-2011

Agnes Mullady Treasurer Age: 58	Since 2006	President and Chief Operating Officer of the Fund Division of Gabelli Funds, LLC since 2010; Chief Executive Officer of G.distributors, LLC since 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Executive Vice President of Associated Capital Group, Inc. since November 2016; Officer of all of the registered investment companies within the Gabelli/GAMCO Fund Complex

Richard J. Walz Chief Compliance Officer Age: 57	Since 2013	Chief Compliance Officer of all of the registered investment companies within the Gabelli/ GAMCO Fund Complex since 2013; Chief Compliance Officer of AEGON USA Investment Management, 2011-2013; Chief Compliance Officer of Cutwater Asset Management, 2004- 2011

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]

Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]

“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser.

[4]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[5]	Directors who are not interested persons are considered “Independent” Directors.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI VALUE 25 FUND INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

2016 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2016, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.069, $0.070, and $0.116 per share for Class AAA, Class A, and Class I Shares, respectively, and long term capital gains totaling $33,751,367, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2016, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.09% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 0.00% of the ordinary income distribution as qualified short term gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income

The percentage of the ordinary income distribution paid by the Fund during 2016 which was derived from U.S. Treasury securities was 0.08%.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI VALUE 25 FUND INC.

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York

Mellon

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Value 25 Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q416AR

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $43,089 for 2015 and $44,166 for 2016.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2015 and $0 for 2016.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,996 for 2015 and $4,096 for 2016. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2015 and $0 for 2016.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2015 and $0 for 2016.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Value 25 Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/08/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/08/2017

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 3/08/2017

* Print the name and title of each signing officer under his or her signature.